Nationwide Life Insurance Company
Nationwide Variable Account-II
Prospectus supplement dated November 1, 2019
to the following prospectus(es):
Nationwide DestinationSM All American Gold 2.0 prospectus dated May 1, 2019
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
This Rate Sheet Supplement ("Supplement") should be read and retained with the prospectus for Nationwide DestinationSM All American Gold 2.0. If you need another copy of the prospectus please contact Nationwide's Service Center at 1-800-848-6331.
Nationwide is issuing this Supplement to provide the current:
•	Interest Anniversary Rate ("Rate") for the Combination Enhanced Death Benefit III Option;
•	Lifetime Withdrawal Percentages for the 7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider (collectively, "Nationwide L.inc Percentages"); and
•	Lifetime Withdrawal Percentages and Attained Age Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Capture Option and the Joint Option for the Nationwide Lifetime Income Capture Option (collectively, "Capture Percentages").
The Rate, Nationwide L.inc Percentages, and Capture Percentages provided below apply only to applications signed between November 1, 2019 and November 30, 2019.
Rates, Nationwide L.inc Percentages, and Capture Percentages may be different for applications signed after November 30, 2019. Therefore, it is important that you have the most current Rate Sheet Supplement as of the date you sign the application. This Supplement replaces and supersedes any previous Rate Sheet Supplement and must be used in conjunction with the prospectus.
If your application was signed prior to the time period shown above, please refer to your contract for the Rates, Nationwide L.inc Percentages, and/or Capture Percentages that are applicable to your contract, or contact Nationwide's Service Center for the Rates, Nationwide L.inc Percentages, and/or Capture Percentages applicable to your contract. All Rate Sheet Supplements are available by contacting the Service Center, and also are available on the EDGAR system at www.sec.gov (file number: 333-177729).
Interest Anniversary Rate for the Combination Enhanced Death Benefit III Option
Interest Anniversary Rate
3%
7% Nationwide Lifetime Income Rider and Joint Option for the 7% Nationwide Lifetime Income Rider
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	7% Nationwide Lifetime Income Rider's Lifetime Withdrawal Percentages*	Joint Option for the 7% Nationwide Lifetime Income Rider's Lifetime Withdrawal Percentages*
45 up to 59½	3.35%	3.10%
59½ through 64	4.50%	4.25%
65 through 69	5.65%	5.40%
70 through 74	5.65%	5.40%
75 through 80	5.85%	5.60%
81 and older	6.35%	6.10%
PRO-0052-R45-1119

*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.
Nationwide Lifetime Income Capture Option and Joint Option for the Nationwide Lifetime Income Capture Option
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Nationwide Lifetime Income Capture's Lifetime Withdrawal Percentages*	Joint Option for the Nationwide Lifetime Income Capture's Lifetime Withdrawal Percentages*
45 up to 59½	3.35%	3.10%
59½ through 64	4.35%	4.10%
65 through 74	5.35%	5.10%
75 through 80	5.85%	5.60%
81 and older	6.35%	6.10%
*	The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.

Contract Owner's Age (on the Option Anniversary)	Nationwide Lifetime Income Capture's Attained Age Lifetime Withdrawal Percentages*	Joint Option for the Nationwide Lifetime Income Capture's Attained Age Lifetime Withdrawal Percentages*
45 up to 59½	3.35%	3.10%
59½ through 64	4.35%	4.10%
65 through 74	5.35%	5.10%
75 through 80	5.85%	5.60%
81 and older	6.35%	6.10%
*	The Attained Age Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner on the Option Anniversary.
PRO-0052-R45-1119
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